Shareholder Report, Average Annual Return (Details)	9 Months Ended	12 Months Ended	58 Months Ended
	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026
C000229231 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		10.88%	2.64%
C000265053 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.01%
C000265052 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.80%
Solactive US Aggregate Bond Index - DDXX [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.85%)	2.06%	(0.82%)
Russell 2000 Total Return Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.85%)
Solactive GBS Global Markets All Cap USD Index - DDXX [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.22%	22.41%	11.07%
Custom blended benchmark [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		11.32%	4.41%
Solactive GBS Emerging Markets Large & Mid Cap Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		34.59%	8.82%
Solactive GBS Developed Markets ex North America Large Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		24.78%	9.47%
Solactive GBS United States 1000 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		18.71%	12.08%
Solactive US Aggregate Bond Index - DDXX [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		2.06%	(0.82%)
Russell 3000 Total Return Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.22%